Segment Reporting - Revenue from Operating Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Segment Reporting Information [Line Items]
Net sales	$ 27,831	$ 25,769	[1]	$ 23,216	[1]
Revenues	29,706	27,701	[1]	25,095	[1]
Depreciation and amortization	703	725	[2]	716
Expenditures for long-lived assets	558	492	[2]	503
Eliminations and other
Segment Reporting Information [Line Items]
Revenues		(96)
Industrial Activities
Segment Reporting Information [Line Items]
Net sales	27,831	25,769		23,216
Revenues	27,931	25,891		23,369
Depreciation and amortization	699	720		710
Expenditures for long-lived assets	550	488		501
Industrial Activities | Agricultural Equipment
Segment Reporting Information [Line Items]
Depreciation and amortization	301	315		309
Expenditures for long-lived assets	224	208		194
Industrial Activities | Construction Equipment
Segment Reporting Information [Line Items]
Depreciation and amortization	61	65		69
Expenditures for long-lived assets	40	36		36
Industrial Activities | Commercial Vehicles
Segment Reporting Information [Line Items]
Depreciation and amortization	206	212		208
Expenditures for long-lived assets	195	152		173
Industrial Activities | Powertrain
Segment Reporting Information [Line Items]
Depreciation and amortization	130	128		124
Expenditures for long-lived assets	91	90		96
Industrial Activities | Other activities and adjustments
Segment Reporting Information [Line Items]
Depreciation and amortization	1	0		0
Expenditures for long-lived assets	0	2		2
Industrial Activities | Operating segments
Segment Reporting Information [Line Items]
Net sales	27,831	25,769		23,216
Industrial Activities | Operating segments | Agricultural Equipment
Segment Reporting Information [Line Items]
Net sales	11,682	10,683		9,690
Industrial Activities | Operating segments | Construction Equipment
Segment Reporting Information [Line Items]
Net sales	3,021	2,530		2,206
Industrial Activities | Operating segments | Commercial Vehicles
Segment Reporting Information [Line Items]
Net sales	10,939	10,562		9,628
Industrial Activities | Operating segments | Powertrain
Segment Reporting Information [Line Items]
Net sales	4,565	4,369		3,707
Industrial Activities | Eliminations and other
Segment Reporting Information [Line Items]
Net sales	(2,376)	(2,375)		(2,015)
Financial services
Segment Reporting Information [Line Items]
Net sales	0	0		0
Revenues	1,989	2,028		1,916
Depreciation and amortization	4	5		6
Expenditures for long-lived assets	8	4		2
Financial services | Operating segments
Segment Reporting Information [Line Items]
Revenues	1,989	2,028		1,916
Financial services | Eliminations and other
Segment Reporting Information [Line Items]
Revenues	$ (114)	$ (96)		$ (37)

[1]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and retirement benefit accounting (ASU 2017-07).
[2]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).